UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------


Check here if Amendment [ ]: Amendment Number:
                                               -----------------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Cliffwood Partners LLC
Address:          11726 San Vincente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number:  028-06233
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Carl. B. Tash
Title:            Chief Executive Officer
Phone:            (310) 442-0370 Ext. 223

Signature, Place and Date of Signing:


      /s/ Carl B. Tash            Los Angeles, California    February 17, 2009
----------------------------      -----------------------    -----------------
      [Signature]                      [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                               0
                                                      -------------------------
Form 13F Information Table Entry Total:                         23
                                                      -------------------------
Form 13F Information Table Value Total:                      $190,415
                                                      -------------------------
                                                           (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      None

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
                                                        CLIFFWOOD PARTNERS LLC.
                                                               FORM 13F
                                                    QUARTER ENDED DECEMBER 31, 2008

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                                                            VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
  NAME OF ISSUER               CLASS TITLE      CUSIP     (X$1000)     PRN AMT.  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
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
------------------------------------------------------------------------------------------------------------------------------------
ACADIA RLTY TR                 COM SH BEN INT   004239109      8,846      619,900  SH           SOLE             619,900
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AMERICAN LD LEASE INC                COM        027118108      3,859      279,200  SH           SOLE             279,200
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AVALONBAY CMNTYS INC                 COM        053484101     11,372      187,717  SH           SOLE             187,717
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BIOMED REALTY TRUST INC              COM        09063H107      6,158      525,400  SH           SOLE             525,400
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BOSTON PROPERTIES INC                COM        101121101      9,438      171,600  SH           SOLE             171,600
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CORPORATE OFFICE PPTYS TR        SH BEN INT     22002T108     10,708      348,800  SH           SOLE             348,800
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CORRECTIONS CORP AMER NEW          COM NEW      22025Y407      9,862      602,800  SH           SOLE             602,800
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DOUGLAS EMMETT INC                   COM        25960P109      6,129      469,300  SH           SOLE             469,300
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ESSEX PPTY TR INC                    COM        297178105     10,369      135,100  SH           SOLE             135,100
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FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     16,551      266,600  SH           SOLE             266,600
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KILROY RLTY CORP                     COM        49427F108      8,445      252,400  SH           SOLE             252,400
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KROGER CO                            COM        501044101        518       19,600  SH           SOLE              19,600
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MACERICH CO                          COM        554382101      6,590      362,900  SH           SOLE             362,900
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MI DEVS INC                     CL A SUB VTG    55304X104      3,431      459,908  SH           SOLE             459,908
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PROLOGIS                         SH BEN INT     743410102      4,280      308,100  SH           SOLE             308,100
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PUBLIC STORAGE                       COM        74460D109     10,740      135,100  SH           SOLE             135,100
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STRATUS PPTYS INC                  COM NEW      863167201      3,328      267,059  SH           SOLE             267,059
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STARWOOD HOTELS&RESORTS WRLD         COM        85590A401      7,248      404,900  SH           SOLE             404,900
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TANGER FACTORY OUTLET CTRS I         COM        875465106     13,455      357,650  SH           SOLE             357,650
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TAUBMAN CTRS INC                     COM        876664103     16,732      657,200  SH           SOLE             657,200
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VENTAS INC                           COM        92276F100     12,350      367,900  SH           SOLE             367,900
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VORNADO RLTY TR                  SH BEN INT     929042109      8,014      132,800  SH           SOLE             132,800
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WINTHROP RLTY TR               SH BEN INT NEW   976391300      1,992      183,795  SH           SOLE             183,795
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